Note 9 - Income Taxes: The Cumulative Tax Effect At The Expected Rate of 34% of Significant Items Comprising Our Net Deferred Tax Amount Is As Follows (Tables)	6 Months Ended
Jan. 31, 2017
Tables/Schedules
The Cumulative Tax Effect At The Expected Rate of 34% of Significant Items Comprising Our Net Deferred Tax Amount Is As Follows:

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	January 31, 2017	July 31, 2016
Net loss before income taxes per financial statements	$ (4,120,043)	$ (4,447,318)

Income tax recovery	(1,400,800)	(2,649,200)
Timing difference and other	1,330,200	2,317,600
«3MW3WDE2|Tbl=1|Tag=fil:ChangeInValuationAllowance|Type=debit|Period=instant|Label=Change in valuation allowance»Change in valuation allowance	(70,600)	(331,600)
Provision for income taxes	$ 0	$ 0